Note 10 - Long-tern Debt (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	2022	2021
Secured line of credit	$18,000	$18,000
Total long-term debt	$18,000	$18,000

Schedule of Maturities of Long-Term Debt [Table Text Block]
Year Ending
December 31,	Amount
2023	$18,000
Thereafter	-
$18,000